Note 6 - Leases (Details Textual)			12 Months Ended
	Mar. 31, 2015 USD ($)	Jan. 29, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Restricted Cash and Cash Equivalents, Current, Total			$ 1,290,000	$ 1,283,000	$ 1,257,000
Amortization of Prepaid Bareboat Charter Hire			1,657,000	$ 1,657,000	$ 1,577,000
Prepaid Bareboat Charter Hire			$ 5,277,000
Stena Weco A/S [Member] | M/T Stenaweco Energy, M/T Stenaweco Evolution, and M/T Stenaweco Excellence, M/T Stenaweco Elegance [Member]
Number of Time Charters			4
BP Shipping [Member] | M/T Eco Fleet and M/T Eco Revolution [Member]
Sale Leaseback Transaction, Number of Vessels			2
Dampskibsselskabet Norden A/S [Member] | M/T Nord Valiant [Member]
Number of Time Charters			1
Central Tankers Chartering [Member] | M/T Eco Palm Desert [Member]
Number of Time Charters			1
M/T Stenaweco Energy Sale Leaseback [Member]
Sale Leaseback Transaction, Lease Term		7 years
Sale Leaseback Transaction, Rent Expense, Per Day		$ 8,586
Sale Leaseback Transaction, Buyback Period, Minimum Term		3 years
Sale Leaseback Transaction, Buyback Period, Maximum Term		7 years
M/T Stenaweco Evolution Sale Leaseback [Member]
Sale Leaseback Transaction, Rent Expense, Per Day	$ 8,625
M/T Stenaweco Energy and M/T Stenaweco Evolution Sale Leaseback [Member]
Sale Leaseback Transaction, Lease Terms, Covenant, Leverage Ratio Maximum			75.00%
Sale Leaseback Transaction, Lease Terms, Covenant, Free Liquidity Per Vessel Minimum			$ 750,000
Sale Leaseback Transaction, Lease Terms, Covenant, Free Liquidity Per Bareboat Chartered-in Vessel Minimum			500,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Ending Balance			7,662,000
Restricted Cash and Cash Equivalents, Current, Total			$ 5,500,000
Sale Leaseback Transaction, Number of Vessels			2
Sale Leaseback Transaction, Deferred Loss			$ 11,600,000